CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS		12 Months Ended
		Dec. 31, 2025 $ / shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CAD ($)
Mineral exploration expenses
Mineral exploration expenses	[1]		$ 279,349		$ 61,616		$ 66,492
Reimbursements from optionees	[1]		(71,740)		(448,031)		(482,452)
Operating expense			(207,609)		386,415		415,960
General administrative expenses
Bank charges			0		362		699
Bad debt (recovery)			0		(17,091)		12,934
Consulting fees, wages and benefits	[2]		182,297		192,547		180,854
Depreciation			0		1,464		1,775
Investor relations			36,630		51,798		52,615
Listing and filing fees			14,621		7,441		8,925
Office and administrative fees			17,128		15,466		21,092
Professional fees	[2]		97,944		107,035		133,099
Rent	[2]		11,400		11,622		10,200
Transfer agent fees			6,921		6,005		4,786
Travel			24,613		15,972		11,477
General and administrative expense			(391,554)		(392,621)		(438,456)
Other items
Foreign exchange loss			(67)		(172)		(5,747)
Interest income			0		5		491
Loss on investment in Akkerman Finland OY	[3]		(68,531)		(40,257)		(27,569)
Loss on derecognition of a former subsidiary			(6,967)		0		0
Gain on acquiring PorMining			399,712		0		0
Write-down of exploration and evaluation assets			0		0		(1,460)
Gains (losses) on net monetary position			324,147		(40,424)		(34,285)
Net loss for the year			(275,016)		(46,630)		(56,781)
Exchange difference arising on the translation of foreign subsidiaries			(5,968)		2,405		1,144
Comprehensive loss for the year			$ (280,984)		$ (44,225)		$ (55,637)
Basic and diluted loss per share | $ / shares	[4]	$ (0)		$ (0)		$ (0)

[1]	Note 5.
[2]	Note 9.
[3]	Note 7.
[4]	Note 11